Expense Example - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - Fidelity Conservative Income Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Conservative Income Bond Fund - Class Z
Expense Example:
1 year	$ 20
3 years	74
5 years	134
10 years	311
Fidelity Advisor Conservative Income Bond Fund - Class A
Expense Example:
1 year	195
3 years	298
5 years	411
10 years	741
Fidelity Advisor Conservative Income Bond Fund - Class I
Expense Example:
1 year	26
3 years	110
5 years	208
10 years	$ 496